Use of Estimates and Judgments	12 Months Ended
Dec. 31, 2020
Disclosure of changes in accounting estimates [abstract]
Use of Estimates and Judgments

3. USE OF ESTIMATES AND JUDGMENTS

Estimates are continuously evaluated and are based on management’s experience and expectations of future events that are believed to be reasonable under the circumstances. However, actual outcomes can differ from these estimates. The preparation of the consolidated financial statements requires management to make estimates and judgments that may have a significant impact on the consolidated financial statements. Critical judgments exercised in applying accounting policies and key sources of estimation uncertainty that have the most significant effect on the amounts recognized in the consolidated financial statements are as follows:

●	Indicators of impairment - the Company applies judgement in assessing property, plant and equipment for the existence of indicators of impairment at each reporting date. Internal and external factors are considered in assessing whether indicators of impairment are present that would necessitate impairment testing. Significant assumptions regarding commodity prices, production, operating costs, capital expenditures and discount rates are used in determining whether there are any indicators of impairment.

●	Decommissioning and site rehabilitation provision - the Company records any decommissioning and site rehabilitation obligation as a liability in the period in which the related environmental disturbance occurs, based on the present value of the estimated future costs. This obligation is adjusted at the end of each reporting period to reflect the passage of time and changes in the estimated future costs underlying the obligation. In determining this obligation, management must make a number of assumptions about the amount and timing of future cash flows and discount rate to be used.

●	Determination of reserves and resources - the Company uses both internal and external technical experts to estimate the indicated and inferred resources of its mineral properties. These experts express an opinion based on certain technological and legal information as prepared by management as being current, complete and accurate as of the date of their calculations and in compliance with National Instrument 43-101 Standards of Disclosure for Mineral Projects. These estimated resources are used in the evaluation of potential impairment of asset carrying values, the useful lives of assets, amortization rates and the timing of cash flows.

●	Income taxes and recovery of deferred tax assets - The Company has carry-forward losses and other tax attributes that have the potential to reduce tax payments in future years. Judgment is required in determining whether deferred tax assets are recognized in the consolidated financial statements. Deferred tax assets are recognized for all deductible temporary differences, carry-forward unused tax credits and tax losses to the extent it is probable that future taxable profits will be available against which they can be utilized. Estimates of future taxable income are based on forecasted cash flows from operations and the application of existing tax laws as well as the continuity of current contracts and agreements. Assumptions about the generation of future taxable profits depend on management’s estimates of future cash flows. To the extent that future cash flows and taxable income differ significantly from estimates, the ability of the Company to realize the net deferred tax assets recorded at the reporting date could be impacted.

Uncertainties exist with respect to the interpretation of tax regulations. The Company establishes provisions for tax liabilities that are uncertain as to their amount and the probability of their occurrence. The amount of such provisions is based on various factors, such as experience with previous tax audits, differing legal interpretations by the taxable entity and the responsible tax authority. The final resolution of some of these items may give rise to a material change in the amount of the income tax expense recorded in the consolidated statement of comprehensive income (loss) and related tax payments.

●	Convertible debentures - The net proceeds from the Debentures were allocated between debt and equity components. On initial recognition the fair value of the debt was estimated using valuation techniques. The Company used its judgement to make assumptions that are mainly based on market conditions existing at the date of the transaction. For details of the key assumptions used see Note 16.